LEASE LIABILITY - Disclosure of detailed information about lease liability (Details) - USD ($)		12 Months Ended
	Sep. 06, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about lease liability [Line Items]
Lease liability, beginning of year		$ 115,903	$ 16,636
Additions			383,391
Lease payments		(42,958)	(106,099)
Lease reduction	$ (178,025)		(178,025)
Lease liability, end of year		72,945	115,903
Current portion		56,997	56,997
Long-term portion		$ 15,948	$ 58,906